Bunker Hill Mine and Mining Interests (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Extractive Industries [Abstract]
Schedule of Carrying Cost of Mine

The carrying cost of the Mine is comprised of the following:

	March 31,	December 31,
	2025	2024

Bunker Hill Mine purchase	$14,247,210	$14,247,210
Capitalized development	7,688,143	6,626,865
Sale of mineral properties (note 9)	(3,531,773)	(2,768,510)
Land	202,000	202,000
Definition drilling	489,126	488,026
Bunker Hill mine	$19,094,706	$18,795,591

The carrying cost of the Mine is comprised of the following:

	June 30,	December 31,
	2025	2024

Bunker Hill Mine purchase	$14,247,210	$14,247,210
Capitalized development	8,189,484	6,626,865
Sale of mineral properties (note 9)	(4,476,498)	(2,768,510)
Land	202,000	202,000
Definition drilling	489,126	488,026
Bunker Hill mine	$18,651,322	$18,795,591

The carrying cost of the Bunker Hill Mine is comprised of the following:

	December 31,	December 31,
	2024	2023

Bunker Hill Mine purchase	$14,247,210	$14,247,210
Capitalized development	6,626,865	2,722,889
Sale of mineral properties (note 10)	(2,768,510)	(1,973,840)
Land	202,000	202,000
Definition drilling	488,026	-
Bunker Hill Mine	$18,795,591	$15,198,259